CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Profit/(loss) for the year	$ 1,458	$ (94)	$ 63
Items that will not be reclassified to income statement
Remeasurements of employee benefit obligations	(102)	15	38
Total other comprehensive (expense)/income for the year			(130)
Attributable to:
Equity owners	(312)	(173)	(370)
Aggregate continuing and discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Profit/(loss) for the year	1,458	(94)	63
Foreign currency translation adjustments:
Arising in the year	47	75	(178)
Foreign currency translation adjustments	47	75	(178)
Effective portion of changes in fair value of cash flow hedges:
New fair value adjustments into reserve	54	54	(254)
Movement out of reserve to income statement	(10)	(73)	258
Movement in deferred tax	1	5	1
Effective portion of changes in fair value of cash flow hedges	45	(14)	5
(Loss)/gain recognized on cost of hedging
New fair value adjustments into reserve	(8)	15
Movement out of reserve	(12)	(2)
Gain recognized on cost of hedging - Total	(20)	13
Share of other comprehensive income in equity accounted joint venture	5
Items that will not be reclassified to income statement
Remeasurements of employee benefit obligations	(140)	11	49
Deferred tax movement on employee benefit obligations	32	(1)	(6)
Total of items that will not be reclassified to income statement	(108)	10	43
Share of other comprehensive income in equity accounted joint venture	2
Total other comprehensive (expense)/income for the year	(29)	84	(130)
Total comprehensive expense for the year	1,429	(10)	(67)
Attributable to:
Equity owners	1,429	(10)	(67)
Total comprehensive expense for the year	1,429	(10)	(67)
Discontinued operations
Items that will not be reclassified to income statement
Remeasurements of employee benefit obligations	(38)	(4)	11
Attributable to:
Equity owners	$ 1,741	$ 163	$ 303